Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 44,009	$ 51,417	$ 51,156
Restricted cash		1,312,362	665,377
Inventories, net	1,607,160	1,338,477	478,678
Other current assets	324,298	234,232	245,974
Total current assets	7,798,179	9,851,757	7,245,048
Noncurrent assets:
Plant and equipment, net	8,409,946	6,799,784	5,421,095
Intangible assets, net	1,955,815	2,103,335	2,331,629
Total assets	18,163,940	18,754,876	14,997,772
Current liabilities:
Notes payable		1,312,362	665,377
Advances from customers	344,040	213,087	573,986
Retainage payable		38,138	821,962
Operating lease liabilities			47,228
Other current liabilities		656,223	544,027
Total current liabilities	17,726,278	17,931,005	14,942,868
Total liabilities	17,726,278	17,931,005	14,942,868
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Preferred stock: 40,000,000 shares authorized, no shares issued and outstanding
Common stock: 100,000,000 shares authorized, 40,976,458 shares issued and outstanding as of December 31, 2022 and 2021	41,110	40,977	40,977
Additional paid-in capital	2,799,035	2,400,168	2,400,168
Accumulated deficit	(2,411,286)	(1,819,757)	(2,577,138)
Accumulated other comprehensive income	8,803	202,483	190,898
Total stockholders’ equity	437,662	823,871	54,905
Total liabilities and stockholders’ equity	18,163,940	18,754,876	14,997,772
Nonrelated Party [Member]
Current assets:
Accounts receivable	126,606
Advances to vendors	30,246	64,385	69,910
Current liabilities:
Borrowings	2,759,074	2,404,394	3,024,961
Accounts payables	5,104,900	3,182,178	1,230,839
Other current liabilities	476,139	656,223
Related Party [Member]
Current assets:
Accounts receivable	3,411,067	4,665,735	2,918,850
Advances to vendors	200,280	10,353	453,679
Deposit with vendor -related parties	2,054,513	2,174,796	2,361,424
Current liabilities:
Borrowings	178,763	61,909	165,300
Accounts payables	6,377,923	7,538,348	7,730,393
Other payable - related parties	$ 2,485,439	$ 2,524,366	$ 138,795